Note 18 - Segmented Information	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
18.	Segmented information

Operating segments
The Company has
two
reportable operating segments. The segments are grouped with reference to the nature of services provided and the types of clients that use those services. The Company assesses each segment’s performance based on operating earnings or operating earnings before depreciation and amortization. FirstService Residential provides property management and related property services to residential communities in North America. FirstService Brands provides franchised and Company-owned property services to customers in North America. Corporate includes the costs of operating the Company’s corporate head office. The reportable segment information excludes intersegment transactions.

2017	FirstService Residential	FirstService Brands	Corporate	Consolidated

Revenues	$1,174,332	$531,124	$-	$1,705,456
Depreciation and amortization	21,794	20,244	11	42,049
Goodwill impairment charge	-	6,150	-	6,150
Operating earnings (loss)	77,569	46,655	(16,597)	107,627
Other income, net				1,520
Interest expense, net				(9,867)
Income taxes				(22,607)
Net earnings				$76,673

Total assets	$403,408	$425,912	$8,413	$837,733
Total additions to long lived assets	47,227	53,321	-	100,548

2016	FirstService Residential	FirstService Brands	Corporate	Consolidated

Revenues	$1,112,820	$370,069	$-	$1,482,889
Depreciation and amortization	20,924	15,982	63	36,969
Operating earnings (loss)	62,539	41,173	(13,162)	90,550
Other expense, net				232
Interest expense, net				(9,152)
Income taxes				(27,387)
Net earnings				$54,243

Total assets	$371,780	$393,321	$5,863	$770,964
Total additions to long lived assets	25,039	114,178	-	139,217

Geographic information
Revenues in each geographic region are reported by customer locations.

	2017	2016

United States
Revenues	$1,610,068	$1,393,950
Total long-lived assets	469,919	420,087

Canada
Revenues	$95,388	$88,939
Total long-lived assets	40,901	40,277

Consolidated
Revenues	$1,705,456	$1,482,889
Total long-lived assets	510,820	460,364